Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
REVENUE
Gross Receipts	$ 1,941		$ 1,941
Net revenue	1,941		1,941
COST OF REVENUE
Cost of goods sold	1,057		1,057
Gross Profit	884		884
OPERATING EXPENSES
Research and development	207,899	7,000	823,879	28,000
Sales and marketing	425,489	16,678	696,639	104,344
General and administrative expenses	512,993	191,578	15,982,233	410,805
Total operating expenses	1,146,381	215,256	17,502,751	543,149
Loss from operations	(1,145,497)	(215,256)	(17,501,867)	(543,149)
Other income (expense):
Interest expense	(1,480,058)		(2,297,882)
Change in fair value of derivative liability	775,062		390,744
Loss on extinguishment of debt			(364,109)
Total other (expense) income, net	(704,996)		(2,271,247)
Income tax expense		(1,013)		(1,013)
Net loss	$ (1,850,493)	$ (216,269)	$ (19,773,114)	$ (544,162)
Basic net loss per share of Common Stock	$ (0.04)	$ (0.01)	$ (0.43)	$ (0.02)
Diluted net loss per share of Common Stock	$ (0.04)	$ (0.01)	$ (0.43)	$ (0.02)
Weighted average shares outstanding of Common Stock, basic	49,525,970	27,601,767	45,658,696	27,595,533
Weighted average shares outstanding of Common Stock, diluted	49,525,970	27,601,767	45,658,696	27,595,533
Aspire Biopharma Inc [Member]
REVENUE
Gross Receipts
Net revenue
COST OF REVENUE
Cost of goods sold
Total cost of revenue
Gross Profit
OPERATING EXPENSES
Research and development					144,356	72,050
Sales and marketing					126,094	39,644
General and administrative expenses					940,421	246,895
Total operating expenses					1,210,871	358,589
Other income (expense):
Interest expense					(97,988)
Total other (expense) income, net					(97,988)
Net gain/(loss) before income tax provision					(1,308,859)	(358,589)
Income tax expense					1,013	481
Net loss					$ (1,309,872)	$ (359,070)
Basic net loss per share of Common Stock					$ (0.003)	$ (0.001)
Diluted net loss per share of Common Stock					$ (0.003)	$ (0.001)
Weighted average shares outstanding of Common Stock, basic					507,353,659	481,794,521
Weighted average shares outstanding of Common Stock, diluted					507,353,659	481,794,521